OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21452


                      Pioneer Select Equity Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Select Equity Fund
           SCHEDULE OF INVESTMENTS 8/31/06 (unaudited)

  Shares                                                     Value

           COMMON STOCKS - 97.7 %
           Energy - 7.4 %
           Integrated Oil & Gas - 5.8 %
    510    Hess Corp. * (b)                                $ 23,348
    150    Suncor Energy, Inc.                               11,637
                                                           $ 34,985
           Oil & Gas Drilling - 1.6 %
    200    GlobalSantaFe Corp.                             $  9,844
           Total Energy                                    $ 44,829
           Materials - 5.5 %
           Diversified Metals & Mining - 5.5 %
    615    First Quantum Minerals, Ltd.                    $ 33,573
           Total Materials                                 $ 33,573
           Capital Goods - 11.5 %
           Aerospace & Defense - 9.6 %
    150    Boeing Co. *                                    $ 11,235
    650    Honeywell International, Inc. *                   25,168
    350    United Technologies Corp. *                       21,948
                                                           $ 58,351
           Electrical Component & Equipment - 1.9 %
    250    Thomas & Betts Corp. *                          $ 11,290
           Total Capital Goods                             $ 69,641
           Food Beverage & Tobacco - 2.8 %
           Packaged Foods & Meats - 2.8 %
    400    H.J. Heinz Co., Inc.                            $ 16,736
           Total Food Beverage & Tobacco                   $ 16,736
           Pharmaceuticals & Biotechnology - 11.8 %
           Biotechnology - 10.3 %
    400    Amgen, Inc. *                                   $ 27,172
    630    Cubist Pharmaceuticals, Inc. * (b)                14,780
    600    Vertex Pharmaceuticals, Inc. *                    20,670
                                                           $ 62,622
           Pharmaceuticals - 1.5 %
    200    Sanofi-Synthelabo SA (A.D.R.) *                 $  8,990
           Total Pharmaceuticals & Biotechnology           $ 71,612
           Diversified Financials - 19.5 %
           Consumer Finance - 1.8 %
    150    Capital One Financial Corp. *                   $ 10,965
           Investment Banking & Brokerage - 5.8 %
     40    Goldman Sachs Group, Inc. *                     $  5,946
    395    Merrill Lynch & Co., Inc. *                       29,044
                                                           $ 34,990
           Other Diversified Finance Services - 11.9 %
    455    Bank of America Corp.                           $ 23,419
    430    Citigroup, Inc. *                                 21,220
    600    J.P. Morgan Chase & Co. *                         27,396
                                                           $ 72,035
           Total Diversified Financials                    $ 117,990
           Insurance - 2.8 %
           Multi-Line Insurance - 2.8 %
    200    Hartford Financial Services Group, Inc.         $ 17,172
           Total Insurance                                 $ 17,172
           Technology Hardware & Equipment - 18.9 %
           Communications Equipment - 10.2 %
  1,090    Corning, Inc. *                                 $ 24,242
  1,200    Juniper Networks, Inc. *                          17,604
    950    Nokia Corp. (A.D.R.)                              19,836
                                                           $ 61,682
           Computer Hardware - 8.7 %
    450    Apple Computer, Inc. *                          $ 30,533
  1,550    Palm, Inc. * (b)                                  22,568
                                                           $ 53,101
           Total Technology Hardware & Equipment           $ 114,783
           Semiconductors - 13.4 %
           Semiconductors - 13.4 %
    900    Broadcom Corp. * (b)                            $ 26,496
  1,500    Intel Corp. *                                     29,310
  2,693    Taiwan Semiconductor Manufacturing Co. (A.D.R.)   25,072
                                                           $ 80,878
           Total Semiconductors                            $ 80,878
           Telecommunication Services - 4.1 %
           Integrated Telecommunication Services - 4.1 %
    800    AT&T Corp. *                                    $ 24,904
           Total Telecommunication Services                $ 24,904
           TOTAL COMMON STOCKS
           (Cost  $564,087)                                $ 592,120
           TEMPORARY CASH INVESTMENT - 12.1%
           Security Lending Collateral - 12.1%
   73,373  Security Lending Collateral, 5.23%              $ 73,373
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost   $73,373)                                $ 73,373
           TOTAL INVESTMENT IN SECURITIES - 109.8%
           (Cost  $637,460)                                $ 665,491
           OTHER ASSETS AND LIABILITIES - (9.8)%           $ (59,664)
           TOTAL NET ASSETS - 100.0%                       $ 605,827

         *  Non-income producing security.

       (a) At August 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $637,460 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost $ 50,135

           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value   (22,102)

           Net unrealized gain                             $ 28,033

       (b) At August 31, 2006, the following securities were out on loan:
  Shares                       Security                      Value
   891     Broadcom Corp. *                                $ 26,186
   624     Cubist Pharmaceuticals, Inc. *                    14,639
   134     Hess Corp. *                                      6,135
  1,534    Palm, Inc. *                                      22,335
           Total                                           $ 69,295


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Equity Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2006

* Print the name and title of each signing officer under his or her signature.